THE ALGER ETF TRUST

ALGER 35 ETF
ALGER MID CAP 40 ETF
ALGER WEATHERBIE ENDURING GROWTH ETF

QUARTERLY REPORT
SEPTEMBER 30, 2023 (UNAUDITED)
THE ALGER ETF TRUST ALGER 35 ETF ALGER MID CAP 40 ETF ALGER WEATHERBIE ENDURING GROWTH ETF QUARTERLY REPORT SEPTEMBER 30, 2023 (UNAUDITED)

THE ALGER ETF TRUST | ALGER 35 ETF
Schedule of Investments September 30, 2023 (Unaudited)

COMMON STOCKS—93.8%	SHARES	VALUE
ADVERTISING—1.7%
The Trade Desk, Inc., Cl. A*	2,710	$211,786
AEROSPACE & DEFENSE—2.0%
HEICO Corp., Cl. A	1,965	253,917
APPAREL RETAIL—1.5%
Burlington Stores, Inc.*	1,392	188,338
APPLICATION SOFTWARE—4.2%
AppFolio, Inc., Cl. A*	2,880	525,974
AUTOMOBILE MANUFACTURERS—2.6%
Rivian Automotive, Inc., Cl. A*	8,356	202,884
Tesla, Inc.*	497	124,359
		327,243
BIOTECHNOLOGY—5.0%
Amgen, Inc.	966	259,622
Cabaletta Bio, Inc.*	24,260	369,237
		628,859
BROADLINE RETAIL—6.9%
Amazon.com, Inc.*	3,915	497,675
MercadoLibre, Inc.*	292	370,221
		867,896
CABLE & SATELLITE—2.0%
Charter Communications, Inc., Cl. A*	563	247,619
CASINOS & GAMING—3.0%
DraftKings, Inc., Cl. A*	12,908	380,012
COMMUNICATIONS EQUIPMENT—2.5%
Arista Networks, Inc.*	1,747	321,326
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.6%
908 Devices, Inc.*	31,179	207,652
HOTELS RESORTS & CRUISE LINES—3.9%
Booking Holdings, Inc.*	43	132,610
Lindblad Expeditions Holdings, Inc.*	49,440	355,968
		488,578
INTERACTIVE MEDIA & SERVICES—16.1%
Alphabet, Inc., Cl. A*	2,877	376,484
Match Group, Inc.*	6,022	235,912
Meta Platforms, Inc., Cl. A*	3,017	905,733
Pinterest, Inc., Cl. A*	18,928	511,624
		2,029,753
INTERNET SERVICES & INFRASTRUCTURE—2.0%
MongoDB, Inc., Cl. A*	487	168,434
Shopify, Inc., Cl. A*	1,673	91,295
		259,729
MOVIES & ENTERTAINMENT—3.5%
Netflix, Inc.*	842	317,939
Spotify Technology SA*	799	123,558
		441,497

THE ALGER ETF TRUST | ALGER 35 ETF
Schedule of Investments September 30, 2023 (Unaudited) (Continued)

COMMON STOCKS—93.8% (CONT.)	SHARES	VALUE
OIL & GAS EQUIPMENT & SERVICES—5.1%
Schlumberger NV	10,990	$640,717
OIL & GAS EXPLORATION & PRODUCTION—4.2%
Pioneer Natural Resources Co.	2,340	537,147
PHARMACEUTICALS—4.0%
Eli Lilly & Co.	946	508,125
SEMICONDUCTORS—11.5%
Marvell Technology, Inc.	2,432	131,644
NVIDIA Corp.	2,737	1,190,568
Rambus, Inc.*	2,262	126,197
		1,448,409
SYSTEMS SOFTWARE—10.5%
Microsoft Corp.	2,964	935,883
Zscaler, Inc.*	2,527	393,176
		1,329,059
TOTAL COMMON STOCKS
(Cost $11,373,132)		11,843,636
Total Investments
(Cost $11,373,132)	93.8%	$11,843,636
Unaffiliated Securities (Cost $11,373,132)		11,843,636
Other Assets in Excess of Liabilities	6.2%	779,704
NET ASSETS	100.0%	$12,623,340

* Non-income producing security.

See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER MID CAP 40 ETF
Schedule of Investments September 30, 2023 (Unaudited)

COMMON STOCKS—91.3%	SHARES	VALUE
ADVERTISING—3.4%
The Trade Desk, Inc., Cl. A*	11,742	$917,637
AEROSPACE & DEFENSE—6.8%
HEICO Corp., Cl. A	9,394	1,213,893
TransDigm Group, Inc.*	708	596,936
		1,810,829
APPLICATION SOFTWARE—16.2%
AppFolio, Inc., Cl. A*	5,692	1,039,530
Datadog, Inc., Cl. A*	8,592	782,645
Manhattan Associates, Inc.*	5,878	1,161,845
Procore Technologies, Inc.*	5,087	332,283
PTC, Inc.*	3,364	476,612
Synopsys, Inc.*	1,150	527,815
		4,320,730
AUTOMOTIVE PARTS & EQUIPMENT—2.5%
Mobileye Global, Inc., Cl. A*	15,758	654,745
BIOTECHNOLOGY—17.9%
Apellis Pharmaceuticals, Inc.*	2,949	112,180
Cabaletta Bio, Inc.*	39,746	604,934
Exact Sciences Corp.*	10,846	739,914
Madrigal Pharmaceuticals, Inc.*	2,970	433,739
Natera, Inc.*	20,847	922,480
Neurocrine Biosciences, Inc.*	4,740	533,250
Sarepta Therapeutics, Inc.*	6,924	839,327
Vaxcyte, Inc.*	11,064	564,043
		4,749,867
BROADLINE RETAIL—1.2%
MercadoLibre, Inc.*	256	324,577
CARGO GROUND TRANSPORTATION—3.8%
Old Dominion Freight Line, Inc.	1,645	673,035
Saia, Inc.*	819	326,495
		999,530
CASINOS & GAMING—2.8%
DraftKings, Inc., Cl. A*	24,872	732,232
ELECTRICAL COMPONENTS & EQUIPMENT—4.3%
Vertiv Holdings Co., Cl. A	30,506	1,134,823
ENVIRONMENTAL & FACILITIES SERVICES—2.0%
Waste Connections, Inc.	3,882	521,353
HEALTH CARE DISTRIBUTORS—2.1%
McKesson Corp.	1,285	558,782
HEALTH CARE EQUIPMENT—2.2%
Shockwave Medical, Inc.*	2,884	574,204
HEALTH CARE SUPPLIES—0.8%
Align Technology, Inc.*	731	223,189
HOMEBUILDING—1.2%
NVR, Inc.*	54	322,018
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—2.1%
Helios Technologies, Inc.	10,262	569,336

THE ALGER ETF TRUST | ALGER MID CAP 40 ETF
Schedule of Investments September 30, 2023 (Unaudited) (Continued)

COMMON STOCKS—91.3% (CONT.)	SHARES	VALUE
INTERACTIVE MEDIA & SERVICES—1.6%
Pinterest, Inc., Cl. A*	15,395	$416,127
INTERNET SERVICES & INFRASTRUCTURE—1.4%
Snowflake, Inc., Cl. A*	2,467	376,883
MOVIES & ENTERTAINMENT—4.8%
Liberty Media Corp. Series C Liberty Formula One*	20,481	1,275,966
OIL & GAS EXPLORATION & PRODUCTION—2.1%
Diamondback Energy, Inc.	3,552	550,134
PERSONAL CARE PRODUCTS—1.6%
e.l.f. Beauty, Inc.*	3,931	431,742
SEMICONDUCTORS—2.7%
indie Semiconductor, Inc., Cl. A*	32,972	207,724
Monolithic Power Systems, Inc.	1,121	517,902
		725,626
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—2.7%
Celsius Holdings, Inc.*	4,169	715,400
SYSTEMS SOFTWARE—3.0%
Crowdstrike Holdings, Inc., Cl. A*	2,481	415,270
SentinelOne, Inc., Cl. A*	23,465	395,620
		810,890
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—2.1%
Super Micro Computer, Inc.*	2,017	553,102
TOTAL COMMON STOCKS
(Cost $22,879,691)		24,269,722
Total Investments
(Cost $22,879,691)	91.3%	$24,269,722
Unaffiliated Securities (Cost $22,879,691)		24,269,722
Other Assets in Excess of Liabilities	8.7%	2,312,069
NET ASSETS	100.0%	$26,581,791

* Non-income producing security.

See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER WEATHERBIE ENDURING GROWTH ETF
Schedule of Investments September 30, 2023 (Unaudited)

COMMON STOCKS—94.4%	SHARES	VALUE
ADVERTISING—1.3%
The Trade Desk, Inc., Cl. A*	684	$53,455
AEROSPACE & DEFENSE—12.0%
HEICO Corp.	596	96,510
TransDigm Group, Inc.*	447	376,879
		473,389
APPLICATION SOFTWARE—11.5%
HubSpot, Inc.*	255	125,588
nCino, Inc.*	2,284	72,631
SPS Commerce, Inc.*	689	117,550
Vertex, Inc., Cl. A*	5,869	135,574
		451,343
ASSET MANAGEMENT & CUSTODY BANKS—3.1%
StepStone Group, Inc., Cl. A	3,838	121,204
BIOTECHNOLOGY—1.9%
ACADIA Pharmaceuticals, Inc.*	3,560	74,190
BROADLINE RETAIL—3.6%
Ollie’s Bargain Outlet Holdings, Inc.*	1,832	141,394
CARGO GROUND TRANSPORTATION—5.1%
RXO, Inc.*	4,653	91,804
XPO, Inc.*	1,440	107,510
		199,314
ENVIRONMENTAL & FACILITIES SERVICES—18.1%
Casella Waste Systems, Inc., Cl. A*	4,614	352,048
Montrose Environmental Group, Inc.*	1,490	43,597
Waste Connections, Inc.	2,363	317,351
		712,996
HEALTHCARE EQUIPMENT—8.8%
Glaukos Corp.*	2,395	180,224
Inspire Medical Systems, Inc.*	333	66,080
Insulet Corp.*	287	45,774
Nevro Corp.*	2,901	55,757
		347,835
HUMAN RESOURCE & EMPLOYMENT SERVICES—5.1%
Paylocity Holding Corp.*	1,104	200,597
MANAGED HEALTHCARE—5.6%
Progyny, Inc.*	6,433	218,851
REAL ESTATE SERVICES—8.9%
FirstService Corp.	2,402	349,587
SEMICONDUCTORS—1.8%
Impinj, Inc.*	1,282	70,548
TRADING COMPANIES & DISTRIBUTORS—3.5%
SiteOne Landscape Supply, Inc.*	835	136,481

THE ALGER ETF TRUST | ALGER WEATHERBIE ENDURING GROWTH ETF
Schedule of Investments September 30, 2023 (Unaudited) (Continued)

COMMON STOCKS—94.4% (CONT.)	SHARES	VALUE
TRANSACTION & PAYMENT PROCESSING SERVICES—4.1%
Flywire Corp.*	5,129	$163,564
TOTAL COMMON STOCKS
(Cost $3,524,714)		3,714,748
Total Investments
(Cost $3,524,714)	94.4%	$3,714,748
Unaffiliated Securities (Cost $3,524,714)		3,714,748
Other Assets in Excess of Liabilities	5.6%	219,361
NET ASSETS	100.0%	$3,934,109

* Non-income producing security.

See Notes to Financial Statements.

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger ETF Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and organized as a business trust under the laws of the Commonwealth of Massachusetts on March 24, 2020. The Alger 35 ETF, the Alger Mid Cap 40 ETF and the Alger Weatherbie Enduring Growth ETF are each separate non-diversified series of the Trust (each, a “Fund” and together, the “Funds”). The Trust qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946-Financial Services – Investment Companies. Each Fund’s investment objective is to seek long-term capital appreciation. Under normal circumstances, each Fund invests primarily in equity securities. Shares of each Fund are listed for trading on the NYSE Arca, Inc.

The Alger Weatherbie Enduring Growth ETF commenced operations on March 6, 2023.

On May 23, 2023, the Board of Trustees (the “Board”) approved the transition of the Fund’s custodian, administrator, and transfer agent from Brown Brothers Harriman & Company (the “Custodian”) to The Bank of New York Mellon. This change is anticipated to become effective in early 2024.

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board. Investments held by the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).

The Board has designated, pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Funds’ investment adviser, Fred Alger Management, LLC (“Alger Management” or the “Investment Manager”) as its valuation designee (the “Valuation Designee”) to make fair value determinations subject to the Board’s review and oversight. The Valuation Designee has established a Valuation Committee (“Committee”) comprised of representatives of the Investment Manager and officers of the Funds to assist in performing the duties and responsibilities of the Valuation Designee.

The Valuation Designee has established valuation processes including but not limited to: (i) making fair value determinations when market quotations for financial instruments are not readily available in accordance with valuation policies and procedures adopted by the Board; (ii) assessing and managing material risks associated with fair valuation determinations; (iii) selecting, applying and testing fair valuation methodologies; and (iv) overseeing and evaluating pricing services used by the Funds. The Valuation Designee regularly reports its fair valuation determinations and related valuation information to the Board. The Committee generally meets quarterly and on an as-needed basis to review and evaluate the effectiveness of the valuation policies and procedures in accordance with the requirements of Rule 2a-5.

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Investments in money market funds and short-term securities held by the Funds having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Equity securities are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are generally valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – significant other observable inputs (including quoted prices for similar investments, amortized cost, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds’ valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. The Funds cannot invest in Level 2 and Level 3 securities.

(b)  Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars, U.S. Treasury securities, government money market funds, and repurchase agreements.

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 3 — Fair Value Measurements:

The following is a summary of the inputs used as of September 30, 2023 in valuing the Funds’ investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

Alger 35 ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$2,930,655	$2,930,655	$—	$—
Consumer Discretionary	2,252,067	2,252,067	—	—
Energy	1,177,864	1,177,864	—	—
Healthcare	1,136,984	1,136,984	—	—
Industrials	253,917	253,917	—	—
Information Technology	4,092,149	4,092,149	—	—
TOTAL COMMON STOCKS	$11,843,636	$11,843,636	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$11,843,636	$11,843,636	$—	$—

Alger Mid Cap 40 ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	2,609,730	2,609,730	—	—
Consumer Discretionary	2,033,572	2,033,572	—	—
Consumer Staples	1,147,142	1,147,142	—	—
Energy	550,134	550,134	—	—
Healthcare	6,106,042	6,106,042	—	—
Industrials	5,035,871	5,035,871	—	—
Information Technology	6,787,231	6,787,231	—	—
TOTAL COMMON STOCKS	$24,269,722	$24,269,722	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$24,269,722	$24,269,722	$—	$—

Alger Weatherbie Enduring Growth ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	53,455	53,455	—	—
Consumer Discretionary	141,394	141,394	—	—
Financials	284,768	284,768	—	—
Healthcare	74,190	74,190	—	—
Industrials	2,289,463	2,289,463	—	—
Information Technology	521,891	521,891	—	—
Real Estate	349,587	349,587	—	—
TOTAL COMMON STOCKS	$3,714,748	$3,714,748	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$3,714,748	$3,714,748	$—	$—

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Certain of the Funds’ assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes. As of September 30, 2023, such assets were categorized within the ASC 820 disclosure hierarchy as follows:

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Cash and cash equivalents
Alger 35 ETF	$797,637	$—	$797,637	$—
Alger Mid Cap 40 ETF	2,350,406	—	2,350,406	—
Alger Weatherbie Enduring Growth ETF	271,773	—	271,773	—